(ICON)

Prudential
California
Municipal
Fund
-------------------
California
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

(LOGO)

Prudential California Municipal Fund
California Money Market Series

Performance At A Glance.
Over the past six months, the Prudential California
Municipal
Fund -- California Money Market Series provided competitive, tax-free income. The Series' 7-day current yield on February 28, 1997 was 2.72%, which was equivalent to a taxable yield of
4.97% for individuals in the highest federal income tax bracket.
The yield was the same as reported by the average tax-free California municipal bond money market fund tracked by IBC Financial Data.

Fund Facts                                          As of
2/28/97
                        7-Day      Net Asset     Taxable
Equivalent Yield1   Weighted Avg.      Total Net
                     Current Yld.    Value       @31%
@36%     @39.6%     Maturity       Assets (mil.)
CA Money
Market Fund            2.72%         $1.00      4.35%
4.69%    4.97%       39 Days          $291.9

IBC Financial Data
CA Tax-Exempt
Fund Avg.2             2.72           1.00      4.35
4.69     4.97        40 Days            N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2This is the average 7-day current yield, NAV and WAM of 46 funds in the International Business Communications Financial Data
California tax-exempt money market fund category as of February 25, 1997.

How Investments Compared.
   (As of 2/28/97)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Kenneth Potts, Fund Manager
(PICTURE)

Portfolio
Manager's Report
The Prudential California Municipal Fund -- California Money
Market
Series seeks the highest current income that is exempt from federal and California state income taxes, consistent with liquidity, the preservation of capital, and maintenance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of California, its municipalities, local governments and other qualifying issuers
(such as Puerto Rico, Guam and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

A Word  About Quality.
Your Series will typically purchase securities with maturities of 13 months or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's Investors Service, or AAA, AA;
Notes: SP-1, SP-1+, A-1 or A-2 by Standard & Poor's or, if not rated, deemed to be of comparable quality by the Series' investment adviser. Although there is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.

Waiting Out the Fed.
Short-term municipal bond markets were fairly quiet over the past six months. Interest rates fluctuated far less than they did earlier in 1996, as investors came to realize that the Federal Reserve would leave interest rates unchanged for the remainder of the year. Of course, the Federal Reserve seeks to promote moderate, non-inflationary growth by raising or lowering the federal funds rate (what banks charge each other for overnight loans). Correctly anticipating these moves is one way your Series seeks to enhance tax-free return.

The federal funds rate remained unchanged at 5.25% throughout the reporting period. On March 25, 1997, however, the Federal
Reserve raised the rate 25 basis points (a basis point is 1/100th of a percentage point) to 5.50%. It was the first increase in two years. The central bank explained it was moving to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The action was widely expected. Indeed, Federal Reserve Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Our strategy over the past six months was to adjust the Series' weighted average maturity (WAM) in anticipation of market conditions. WAM measures the sensitivity of the Series' underlying securities to changing interest rates. When interest rates are expected to rise, WAM is usually shortened
(we buy shorter maturity securities) so we are positioned to buy new securities at higher yields. Conversely, when rates are expected to fall, WAM is lengthened (we buy longer maturity securities) to preserve higher yields for you.

During the reporting period we kept our WAM in line with the average California tax-free money market fund. This move prepared us to purchase higher yielding securities if the Federal Reserve raised interest rates (as things turned out, the central bank did not do so until March). It also allowed us to handle seasonal year-end redemptions when investors needed cash to pay for such things as holiday expenses. As the reporting period ended, WAM stood at 39 days (three days shorter than the average California tax-free money market) in anticipation of a possible rate increase by the Federal Reserve (which came on March 25).

What Went Well.
The Long & Short of It.
Historically, there has been a seasonal dip in municipal rates in January as investors scramble to invest cash from bond coupon payments and bond calls. That's why many money funds greatly extend their weighted average maturity in December to lock-in higher rates to carry them through this period. But in 1997, the decline in rates was not as steep or prolonged as in years past because fewer bonds matured. We saw this trend developing and we did not extend our WAM precipitously. This allowed us to buy securities with higher yields as as rates began to recover in mid January.

California's Cruising.
California experienced strong economic growth in 1996. As a result, increased revenues have exceeded state budget estimates.
Sacramento can now afford to provide some fiscal relief to municipalities which were hard hit during the state's multi-year recession. The state's credit rating was A1 by Moody's and A+ by Standard & Poor's and remained unchanged since our last report to you.

And Not So Well.
Slim Pickings.
Municipal bond supply was very tight over the last six months. While this makes what we owned more valuable, we would prefer to have greater investment opportunities available. The drop in supply was partly seasonal but also reflected a strengthening state economy -- increasing tax revenues lessens the need for new bond issuance by municipalities.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Our past experience tells us that changes in
Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. But if this does happen, short-term municipal rates will follow the taxable markets' lead and we will do our part to have your Series take advantage of them.

(GRAPH)

President's Letter                                 April 10,
1997
(PICTURE)

                          We're On Your Side.

Dear Shareholder:

The first three months of the year were not good ones for most U.S.
stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-- We're On Your Side. Your Prudential Securities Financial Advisor or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Alhambra Redev. Agy., Multi-family Hsg. Rev., Main Street
   Plaza Apts. Proj. Ser. 96, F.R.W.D.
VMIG1         3.65%       3/06/97   $  6,400     $
6,400,000
Alumrock Union Elementary Sch. Dist., Ser. 96, T.R.A.N.
SP-1+(c)      4.25       10/23/97      4,500
4,512,604
Berkeley, Ser. 96, T.R.A.N.
MIG1          4.50        8/13/97      5,000
5,011,944
California Poll. Ctrl. Fin. Auth. Rev.,
   Burney Forest Proj., Ser. 88A, F.R.D.D.
P-1           3.35        3/03/97      1,000
1,000,000
   Chevron U.S.A. Inc. Proj., Ser. 84, A.O.T.
Aa2           3.70        5/15/97      5,155
5,155,000
   Delano Proj., Ser. 89, F.R.D.D.
P-1           3.45        3/03/97      5,200
5,200,000
   Delano Proj., Ser. 90, F.R.D.D.
P-1           3.45        3/03/97        100
100,000
   Delano Proj., Ser. 91, F.R.D.D.
P-1           3.45        3/03/97      6,400
6,400,000
   Honey Lake Pwr. Proj., Ser. 88, F.R.D.D.
Aa3           3.45        3/03/97      4,800
4,800,000
   Pacific Gas & Elec., Ser. 96A, F.R.W.D.
A-1+(c)       3.30        3/05/97     10,500
10,500,000
   Pacific Gas & Elec., Ser. 96C, F.R.D.D.
A-1+(c)       3.40        3/03/97      5,900
5,900,000
   So. Cal. Ed., Ser. 86A, F.R.D.D.
VMIG1         3.45        3/03/97      9,500
9,500,000
   So. Cal. Ed., Ser. 86D, F.R.D.D.
VMIG1         3.45        3/03/97      1,600
1,600,000
   U.S. Borax Inc. Proj., Ser. 95A, F.R.W.D.
Aa2           3.25        3/06/97      5,100
5,100,000
   Ultrapower Malaga Fresno Proj., Ser. 88A, F.R.D.D.
P-1           3.45        3/03/97      3,100
3,100,000
   Ultrapower Rocklin Proj., Ser. 88A, F.R.D.D.
P-1           3.45        3/03/97      5,700
5,700,000
   Ultrapower Rocklin Proj., Ser. 88B, F.R.D.D.
P-1           3.45        3/03/97      1,800
1,800,000
California St.,
   General Obligation, T.E.C.P.
P-1           3.40        4/11/97      6,000
6,000,000
   General Obligation, Ser. 96-97A, R.A.N.
MIG1          4.50        6/30/97      7,700
7,718,535
California Statewide Cmntys. Dev. Auth.,
   Apartment Dev. Rev., Ser. 95A-6, F.R.W.D.
A-1+(c)       3.15        3/05/97      3,500
3,500,000
   Chevron Proj., Ser. 94, F.R.D.D.
P-1           3.40        3/03/97      3,100
3,100,000
   Kimberly Woods Apts., Ser. 95B, F.R.W.D., F.N.M.A.
A-1+(c)       3.25        3/05/97     10,000
10,000,000
Camarillo Multi-family Hsg. Rev., Hacienda De Camarillo
Proj.
   Ser. 96, F.R.W.D.
A-1+(c)       3.25        3/06/97      3,000
3,000,000
Chula Vista Ind. Dev. Auth. Rev., San Diego Gas & Elec. Co.,
   Ser. 92C, T.E.C.P.
VMIG1         3.50        5/19/97      3,000
3,000,000
City of Fowler Ind. Dev. Auth., Bee Sweet Citrus, Ser. 95,
   F.R.W.D.
Aa3           3.40        3/06/97      2,000
2,000,000
Fremont, Alameda Cnty., T.R.A.N.
MIG1          4.50        7/01/97      7,000
7,016,892

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Fresno Multi-family Hsg. Rev.,
   Heron Pointe Apartment Proj., F.R.W.D.
VMIG1         3.20%       3/05/97   $  4,900     $
4,900,000
   Sunrise Of Fresno Proj. Ser. 96A, F.R.W.D.
A-1+(c)       3.50        3/06/97      5,500
5,500,000
Kern Cnty. Superintendent Of Schs., Ser. 96A, F.R.W.D.
A-1+(c)       3.40        3/06/97     10,000
10,000,000
Kings Cnty Hsg. Auth., Edgewater Isle, Ser. 96A, F.R.W.D.
VMIG1         3.20        3/05/97      2,915
2,915,000
Lassen Muni. Util. Dist. Rev., Refunding Rev., Ser. 96A,
   F.R.W.D., F.S.A.
VMIG1         3.40        3/06/97      7,000
7,000,000
Los Angeles Cnty., Ser. A, T.R.A.N.
MIG1          4.50        6/30/97     11,760
11,784,013
Los Angeles Hsg. Auth., Multi-family Rev., Lanewood Apts.
   Proj., Ser. 85, F.R.W.D.
VMIG1         3.35        3/05/97      7,600
7,600,000
Monterey Cnty. Fin. Auth. Rev., Reclamation & Dist. Projs.,
   Ser. 95A, F.R.W.D.
VMIG1         3.40        3/06/97      4,000
4,000,000
Moorpark Ind. Dev. Auth. Rev., Kavli & Kavli Co., Ser. 85,
   F.R.W.D.
VMIG1         3.20        3/06/97      6,795
6,795,000
Oakland Unified Sch. Dist., Ser. 96-97, T.R.A.N.
SP-1+(c)      4.25       10/14/97      1,000
1,002,395
Oceanside Multi-family Hsg. Rev., Shadow Way Apts. Proj.,
Ser.
   85, F.R.W.D.
A-1+(c)       3.20        3/06/97      6,000
6,000,000
Olcese Wtr. Dist., Rio Bravo Wtr. Delivery Sys., Ser. 86A,
   T.E.C.P.
P-1           3.40        3/10/97      6,600
6,600,000
Ontario Multi-family Hsg. Rev., Park Ctr. Proj., Ser. 85A,
   F.R.W.D.
VMIG1         3.20        3/06/97      8,400
8,400,000
Palmdale Cmnty. Redev. Agy., Manzanita Villa Apts. Proj.,
Ser.
   93A, F.R.W.D.
VMIG1         3.25        3/06/97      4,800
4,800,000
Puerto Rico Comnwlth., Ser. 97A, T.R.A.N.
MIG1          4.00        7/30/97      5,400
5,412,503
Riverside Cnty. Hsg. Auth., McKinely Hills Apt. Proj., Ser.
   85R, F.R.W.D.
A-1+(c)       3.20        3/06/97     11,000
11,000,000
Sacramento Cnty., Ser. 96, T.R.A.N.
MIG1          4.50        9/30/97      5,000
5,028,737
Sacramento Muni. Util. Dist., Ser. I, T.E.C.P.
P-1           3.40        4/10/97     10,000
10,000,000
San Bernardino Cnty. Redev. Agy., Silverwood Apt. Proj.,
Ser.
   86, F.R.W.D.
A-1+(c)       3.30        3/06/97      7,000
7,000,000
San Bernardino Cnty., Ser. 96-97, T.R.A.N.
MIG1          4.50        6/30/97      5,000
5,014,627
San Jose Multi-family Hsg. Rev., Siena At Renaissance
Square,
   Ser. 96B, F.R.W.D.
VMIG1         3.30        3/05/97      5,000
5,000,000
San Marcos Ind. Dev. Auth. Rev., Village Square Proj., Ser.
   92, F.R.W.D.
Aa2           3.35        3/06/97      3,500
3,500,000
Santa Clara Cnty. Multi-family Hsg. Rev., Refunding Rev.,
   Briarwood Apt. Proj. Ser. 96B, F.R.W.D.
A-1+(c)       3.15        3/06/97      5,000
5,000,000
Santa Clara Cnty., Ser. 96-97, T.R.A.N.
MIG1          4.50        8/01/97      3,000
3,011,094

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Southern California Met. Wtr. Dist.,
   T.E.C.P.
P-1           3.40%       5/14/97   $  5,000     $
5,000,000
   T.E.C.P.
P-1           3.40        5/28/97      5,000
5,000,000
Southern California Pub. Pwr. Auth., Transmission Proj.
Rev.,
   Ser. 91, F.R.W.D., A.M.B.A.C.
P-1           3.20        3/05/97      7,200
7,200,000

------------
Total Investments--99.9%
(cost $291,578,344 (d))
291,578,344
Other assets in excess of liabilities--0.1%
327,314

------------
Net Assets--100%
$291,905,658

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.O.T.--Annual Optional Tender.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
     F.S.A.--Financial Security Assurance.
     R.A.N.--Revenue Anticipation Note.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes. The Fund's
current Statement of
    Additional Information contains a description of Moody's
and Standard &
    Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities
(Unaudited)                              CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at amortized cost which approximates market
value...........................................      $
291,578,344
Receivable for Series shares
sold........................................................
 ................            3,954,006
Interest
receivable..................................................
 ....................................            2,246,393
Other
assets......................................................
 .......................................                6,032

-----------------
   Total
assets......................................................
 ....................................          297,784,775

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................            5,592,109
Management fee
payable.....................................................
 ..............................              112,332
Accrued expenses and other
liabilities.................................................
 ..................               86,188
Dividends
payable.....................................................
 ...................................               68,383
Distribution fee
payable.....................................................
 ............................               14,118
Deferred trustee's
fees........................................................
 ..........................                5,987

-----------------
   Total
liabilities.................................................
 ....................................            5,879,117

-----------------
Net
Assets......................................................
 .........................................      $
291,905,658

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$     2,919,057
   Paid-in capital in excess of
par.........................................................
 .............          288,986,601

-----------------
Net assets, February 28,
1997........................................................
 ....................      $   291,905,658

-----------------

-----------------
Net asset value, offering price and redemption price per
share
   ($291,905,658 / 291,905,658 shares of beneficial interest
issued and outstanding; unlimited number of
   shares
authorized).................................................
 ...................................                  $1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 4,795,232
                                              --------------
---
Expenses
   Management fee..........................          690,162
   Distribution fee........................          172,541
   Transfer agent's fees and expenses......           52,000
   Custodian's fees and expenses...........           39,000
   Reports to shareholders.................           19,000
   Registration fees.......................           12,000
   Legal fees and expenses.................            8,000
   Audit fees and expenses.................            6,500
   Insurance expense.......................            4,000
   Trustees' fees..........................            4,000
   Miscellaneous...........................              940
                                              --------------
---
      Total expenses.......................        1,008,143
   Less: Custodian fee credit..............
(1,834)
                                              --------------
---
      Net expenses.........................        1,006,309
                                              --------------
---
Net investment income......................        3,788,923
Realized Gain on Investments
Net realized gain on investment
   transactions............................            7,008
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 3,795,931
                                              --------------
---
                                              --------------
---

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)

                                   Six Months
                                      Ended            Year
Ended
Increase (Decrease)               February 28,
August 31,
in Net Assets                         1997
1996
Operations
   Net investment income......    $   3,788,923      $
7,246,723
   Net realized gain on
      investment
      transactions............            7,008
1,708
                                -----------------    -------
--------
   Net increase in net assets
      resulting from
      operations..............        3,795,931
7,248,431
                                -----------------    -------
--------
Dividends and distributions
   (Note 1)...................       (3,795,931)
(7,248,431)
                                -----------------    -------
--------
Series share transactions (at
   $1 per share)
   Net proceeds from shares
      sold....................      976,854,649
1,610,283,415
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends and
      distributions...........        3,670,509
6,955,588
   Cost of shares
      reacquired..............     (938,452,103)
(1,596,786,261)
                                -----------------    -------
--------
   Net increase in net assets
      from Series share
      transactions............       42,073,055
20,452,742
                                -----------------    -------
--------
Total increase................       42,073,055
20,452,742
Net Assets
Beginning of period...........      249,832,603
229,379,861
                                -----------------    -------
--------
End of period.................    $ 291,905,658      $
249,832,603
                                -----------------    -------
--------
                                -----------------    -------
--------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Money Market Series (the
'Series') commenced
investment operations on March 3, 1989. The Series is
diversified and seeks to
achieve its investment objective of obtaining the maximum
amount of income
exempt from California state and federal income taxes with
the minimum risk by
investing in 'investment grade' tax-exempt securities having a maturity of
thirteen months or less and whose ratings are within the two highest ratings
categories by a nationally recognized statistical rating
organization or, if not
rated, are of comparable quality. The ability of the issuers of the securities
held by the Series to meet their obligations may be affected by economic
developments in a specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to continue to distribute all of its net
income to shareholders. For this reason no federal income
tax provision is
required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at the annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Fund. The
Series compensates PSI
for distributing and servicing the Series' shares pursuant
to the plan of
distribution at an annual rate of .125 of 1% of the Series'
average daily net
assets. The distribution fee is accrued daily and payable
monthly.
PSI, PIC, and PMF are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $45,700 for
the services of
PMFS. As of February 28, 1997, approximately $7,600 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
                                     -----

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)         CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended                      Year Ended August 31,

February 28,     -------------------------------------------
----

1997           1996         1995         1994         1993

------------     --------     --------     --------     ----
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $   1.00       $   1.00
$   1.00     $   1.00     $   1.00
Net investment income and net realized
gains/losses..........          .01            .03
 .02(b)       .02          .02
Dividends and
distributions..................................
(.01)          (.03)        (.03)        (.02)        (.02)
Capital contribution by
affiliate............................           --
--          .01           --           --

------------     --------     --------     --------     ----
----
Net asset value, end of
period...............................     $   1.00       $
1.00     $   1.00     $   1.00     $   1.00

------------     --------     --------     --------     ----
----

------------     --------     --------     --------     ----
----
TOTAL
RETURN(a):.............................................
1.37%          2.88%        3.01%(b)     1.94%        1.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $291,906
$249,833     $229,380     $300,676     $314,925
Average net assets
(000).....................................     $278,353
$256,175     $243,130     $326,429     $319,464
Ratios to average net assets:
   Expenses, including distribution
fee......................          .73%(c)        .74%
 .78%         .73%         .76%
   Expenses, excluding distribution
fee......................          .61%(c)        .62%
 .65%         .61%         .63%
   Net investment
income.....................................         2.74%(c)
2.83%        2.93%        1.91%        1.83%


1992

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $   1.00
Net investment income and net realized
gains/losses..........       .03
Dividends and
distributions..................................      (.03)
Capital contribution by
affiliate............................        --

--------
Net asset value, end of
period...............................  $   1.00

--------

--------
TOTAL
RETURN(a):.............................................
2.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $315,890
Average net assets
(000).....................................  $339,941
Ratios to average net assets:
   Expenses, including distribution
fee......................       .76%
   Expenses, excluding distribution
fee......................       .63%
   Net investment
income.....................................      2.89%

---------------
(a) Total return includes reinvestment of dividends and
distributions. Total
returns for periods of less than a full year are not
annualized.
(b) Includes $.01 of net realized loss on investment
transactions that were
offset by a capital contribution by affiliate.
   Without the effect of the capital contribution, the
Series' total return
would have been 1.88%.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     9

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Supplemental Proxy Information           CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential California Municipal Fund was held on Wednesday, October 30, 1996 at the offices of Prudential Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
 (1) To elect Trustees as follows: Edward D. Beach, Eugene
C. Dorsey, Delayne
     Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
     Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
     Nancy H. Teeters and Louis A. Weil, III.
(2a) Approval of amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
     The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
141,558,376                0       7,396,038
      Eugene C. Dorsey
141,822,354                0       7,132,060
      Delayne Dedrick Gold
142,273,341                0       6,681,073
      Robert F. Gunia
142,326,036                0       6,628,378
      Harry A. Jacobs, Jr.
142,228,305                0       6,728,109
      Donald D. Lennox
142,296,562                0       6,657,852
      Mendel A. Melzer
142,361,199                0       6,593,215
      Thomas T. Mooney
142,303,595                0       6,650,819
      Thomas H. O'Brien
141,900,620                0       7,053,794
      Richard A. Redeker
142,099,103                0       6,855,311
      Nancy H. Teeters
142,184,510                0       6,769,904
      Louis A. Weil, III
142,270,746                0       6,683,668
(2a)  Amendment relating to borrowing capabilities
86,313,260       14,326,090       7,601,456

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                                   BULK RATE
                                                  U.S.
POSTAGE
                                                      PAID
                                                  Permit
6807
                                                  New York,
NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

744313503   MF139E2
            Cat#642861W
(ICON)

Prudential
California
Municipal
Fund
-----------------
California Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

(LOGO)

Prudential California Municipal Fund
California Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low.
For the six-month reporting period ended February 28, 1997, we're pleased to report that the Prudential California Municipal
Fund -- California Series provided attractive tax-free yields.
Our total returns were also in line with the average
California
tax-free municipal bond fund, as measured by Lipper
Analytical
Services.

Cumulative Total Returns1                               As
of 2/28/97
                         Six        One             Five
Ten              Since
                        Months      Year            Years
Years           Inception2
Class A                   4.8%    4.6% (4.5)4    40.6%
(40.5)4     N/A              66.3% (66.2)4
Class B                   4.7     4.2  (4.1)4    38.0
(37.9)4    78.5% (77.9)4    160.8 (158.4)4
Class C                   4.6     3.9  (3.8)4     N/A
N/A              17.3  (17.2)4
Class Z                   N/A     N/A             N/A
N/A               3.9
Lipper CA Muni Avg.3      4.8     4.8             39.4
91.2               ***

Average Annual Total Returns1
As of 3/31/97
             One         Five      Ten            Since
             Year        Years    Years         Inception2
Class A    2.5% (2.4)4    6.1%     N/A          6.7% (6.7)4
Class B    0.1            6.2      5.9% (5.8)4  7.8
Class C    3.9  (3.8)4    N/A      N/A          5.7  (5.6)4

                                                  Taxable
Equivalent Yield5
                     Total Dividends     30-Day        At
Tax Rates Of
                    Paid for Six Mos.  SEC Yield       36%
39.6%
Dividends    Class A      $0.32          4.60%        7.35%
8.40%
& Yields     Class B      $0.30          4.34         6.93
7.92
As of        Class C      $0.29          4.09         6.54
7.47
2/28/97      Class Z      $0.31          4.84         7.73
8.83

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.
Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year and therefore no average annual total returns are shown.

2Inception dates: 1/22/90 Class A; 9/19/84 Class B; 8/1/94
Class C; 9/18/96 Class Z.

3The Lipper California Municipal Bond fund average includes
100 funds for six months, 98 funds for one year, 50 funds for five years and 30 funds for 10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 67.2%, which includes 41 funds; for Class B is 156.5% for 13 funds and for Class C is 18.5% for 78 funds.

How Investments Compared.
     (As of 2/28/97)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income that is exempt from California state and federal income taxes, while still attempting to preserve capital. Certain shareholders however, may be subject to the federal alternative minimum tax. There can be no assurance that the Series' investment objective will be achieved.

High Quality.
Practically all (98%) of the California obligations purchased by the Series were considered investment grade, meaning that they were of the four highest quality grades determined by Moody's Investors Service (Aaa, Aa, A or Baa), by Standard & Poor's
Ratings Group (AAA, AA, A or BBB), or if unrated, considered comparable in the view of our analysts.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of 1996, bond prices rallied. Municipal bond interest rates were 6.01% on October 24 and gradually declined to 5.80% in November, according to the Bond Buyer's Revenue Bond
Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the
Series' duration, in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration.
This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened Series' duration even more. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates. It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years. The Federal Reserve explained it was acting to quell "inflationary imbalances" that could undermine the country's six-year economic expansion.

     Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 2/28/97.
        (PIE CHART)

What Went Well.
Going The Extra
Mile For You.

Thorough credit research is essential for a municipal bond mutual fund. Two years ago we bought San Bernardino
County bonds that funded construction of the San Bernardino
Medical Center. The yields were very attractive.
Unfortunately,
the project soon ran into difficulties and Moody's downgraded the county's credit rating from A to Baa1. While other investors sold, we went the extra mile for you and looked deeper into the situation. We researched the bond again and visited the project to get the whole story. We decided that the difficulties would only be temporary and the project was sound. We were right. Today, San Bernardino
Medical Center bonds are insured and have been upgraded to AAA. By holding onto these bonds when others did not, we earned a good yield and were later able to sell some at a profit for you.

Five Largest
Issuers.
9.3%    Southern California
        Power Authority Project
6.7%    Orange County Local
        Transportation Authority
4.6%    Santa Margarita/Dana
        Point Authority
3.7%    Desert & Hospital District
        Certificate of Part.
3.5%    Brea Public
        Finance Authority

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.

Market Concerns.
The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities are receiving more revenue -- thanks to stronger local economies -- and thus are less inclined to market new bonds. Unfortunately, that also means fewer investment opportunity for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means fewer uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too do the opportunities for your Series to purchase bonds that could further enhance yield.

   Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 2/28/97.
          (PIE CHART)

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average California tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

President's Letter                             April 10,
1997
(PICTURE)

                             We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized
-- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon.
During
this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--  We're On Your Side. Your Prudential Securities Financial
Advisor
or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds.
We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.7%
------------------------------------------------------------
------------------------------------------------------------
------
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero         9/01/10    $ 1,765        $
850,324
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero         9/01/14      1,370
510,380
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero          9/01/15      2,555
893,177
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero          9/01/16      1,225
400,244
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero          9/01/17      1,790
551,929
Bakersfield Pub. Fac. Corp., Cert. of Part., Wst. Wtr.
   Treat. Plant, No. 3
NR                8.00%       1/01/10      2,750 (e)
2,876,500
Baldwin Park Pub. Fin. Auth. Rev., Tax Alloc.
BBB(c)            7.05        9/01/14      1,020
1,101,569
Berkeley Hosp. Rev., Alta Bates Hosp. Corp.
Aaa               7.65       12/01/15      1,580 (e)
1,761,905
Brea Pub. Fin. Auth. Rev., Sub. Tax Alloc. Redev.
   Proj., Ser. C
NR                8.10        3/01/21      5,000
5,326,550
Buena Park Cmnty. Redev. Agcy., Central Bus. Dist.
   Proj.
BBB+(c)           7.10        9/01/14      2,500
2,662,250
California St. Brd. of Pub. Wks., Lease Rev.,
   Dept. of Corr., Ser. B, M.B.I.A.
Aaa               5.625      11/01/19      1,000
985,430
   Univ. of California at Santa Barbara, High
      Technology Facs., Ser. A
Aaa               8.125       2/01/08      2,500 (e)
2,652,100
California St. Hlth. Facs. Fin. Auth. Rev.,
   Episcopal Homes Foundation, Ser. A
A+(c)             7.70        7/01/18      2,500
2,648,225
   Eskaton Properties
NR                7.50        5/01/20      4,500 (e)
4,974,435
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge.,
   Ser. A
Aa              Zero          2/01/15      8,420
1,466,932
California Statewide Cmnty. Dev. Corp., Children's
   Hosp., M.B.I.A.
Aaa               4.75        6/01/21      2,265
1,925,884
Chula Vista Redev. Agcy., Bayfront Tax Alloc.
BBB+(c)           7.625       9/01/24      4,500
5,058,630
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist. No.
   1991-1, Pleasant Hill
NR                8.125       8/01/16      1,300
1,381,835
Desert Hosp. Dist., Cert. of Part.
AAA(c)            8.10        7/01/20      5,000 (e)
5,690,000
East Palo Alto Sanit. Dist., Cert. of Part.
NR                8.25       10/01/15      1,295
1,394,352
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev.
   Projs., Ser. A
NR                7.90        8/01/21      4,200 (e)
4,858,350
Fontana Cmnty. Facs., Dist. No. 2, Spec. Tax Rev., Ser.
   B
NR                8.50        9/01/17      3,000
3,152,160
Foothill/Eastern Trans. Corridor Agcy.,
   Toll Rd. Rev.
Baa             Zero          1/01/18      2,950
798,418
   Toll Rd. Rev., 1995-A
Baa             Zero          1/01/16      5,000
1,551,000

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev.
BBB+(c)           7.20%      10/01/14   $  1,225        $
1,334,625
La Canada Unified Sch. Dist.,
   Capital Apprec., F.G.I.C.
Aaa              Zero         8/01/12      1,600
680,496
   Unltd. Tax Gen. Oblig., F.G.I.C.
Aaa              Zero         8/01/13      1,680
670,622
Long Beach Redev. Agcy. Dist. No. 3, Spec. Tax Rev.
NR                6.375       9/01/23      3,000
2,919,660
Los Angeles Cnty., Cert. of Part.,
   Civic Ctr. Heating & Refrigeration Plant
NR                8.00        6/01/10      2,000 (e)
2,141,680
   Correctional Facs. Proj., M.B.I.A.
Aaa             Zero          9/01/10      3,770 (e)
1,816,273
   Solheim Lutheran Home Inc.
A(c)              8.125      11/01/17      2,000 (e)
2,100,140
Los Angeles Cnty., Hsg. Auth., Multifam. Mtge. Rev.,
   Mayflower Gardens Proj., Ser. K, G.N.M.A.
NR                8.875      12/20/10      2,100 (e)
2,484,741
Los Angeles Conv. & Exhib. Ctr. Auth., Cert. of Part.
Aaa               9.00       12/01/10      1,250 (d)/(e)
1,645,863
Manhattan Beach California Unified Sch. Dist.,
   Capital Apprec., Series A, F.G.I.C.
Aaa             Zero          9/01/12      1,000
423,350
   Capital Apprec., Series A, F.G.I.C.
Aaa             Zero          9/01/13      1,250
496,663
   Capital Apprec., Series A, F.G.I.C.
Aaa             Zero          9/01/14      2,000
745,080
Met. Wtr. Dist. of Southern California,
   Rev. Linked S.A.V.R.S. & R.I.B.S.
Aa                5.75        8/10/18      1,000
1,019,890
   Waterworks Rev Rfdg., Ser. A
Aa                5.75        7/01/21      4,000
4,138,400
Midpeninsula Regional Open Space Dist. Fin. Auth. Rev.,
   A.M.B.A.C.
Aaa             Zero          9/01/15      3,000
1,048,740
Mojave Desert & Mountain Solid Wst. Victor Vally
   Materials, Recov. Fac.
Baa1              7.875       6/01/20      1,175
1,301,877
Orange Cnty. Loc. Trans. Auth., Linked S.A.V.R.S. &
   R.I.B.S., A.M.B.A.C.
Aaa               6.20        2/14/11      8,000
8,685,840
Orange Cnty. Loc. Trans., Auth. Linked S.A.V.R.S. &
   R.I.B.S.
NR                6.20        2/14/11      1,500
1,608,690
Petaluma City Joint Union High Sch. Dist.,
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/14      1,170
437,919
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/15      1,600
561,984
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/16      1,455
477,764
   Capital Apprec., Rfdg. M.B.I.A.
Aaa             Zero          8/01/17      3,015
934,107

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Redding Elec. Sys. Rev., Cert. of Part., Linked
   S.A.V.R.S. & R.I.B.S., M.B.I.A.
Aaa              6.368%       7/01/22    $ 3,550        $
3,920,939
Roseville City Sch. Dist., Cap. Apprec. Ser. A,
   F.G.I.C.
Aaa              Zero         8/01/10      1,230
595,246
San Bernardino Cnty., Cert. of Part., Med. Ctr. Fin.
   Proj., M.B.I.A.
Aaa              5.50         8/01/22      4,400
4,358,156
San Francisco City & Cnty.,
   Pub. Utils. Comn. Wtr. Rev.
Aa               8.00        11/01/11      2,000
2,099,960
   Redev. Agcy., Lease Rev., Cap. Apprec.
A                Zero         7/01/09      2,000
1,014,020
Santa Ana Tax Alloc., South Main St. Redev., M.B.I.A.
Aaa               5.00        9/01/19      3,000
2,707,410
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Tax Alloc. Sub.
   Ln.,
   Ser. B
AAA(c)            7.625       9/01/21      2,350 (e)
2,609,981
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. 3, 3A, 4 & 4A, Ser. A M.B.I.A.
Aaa               7.25        8/01/09      1,000
1,196,540
   Impvt. Dists. 3, 3A, 4 & 4A, Ser. B M.B.I.A.
Aaa               7.25        8/01/08      2,500
2,988,575
   Impvt. Dists. 3, 3A, 4 & 4A, Ser. B M.B.I.A.
Aaa               7.25        8/01/09      1,400
1,675,156
   Impvt. Dists. 3, 3A, 4 & 4A, Ser. B M.B.I.A.
Aaa               7.25        8/01/14      1,000
1,209,070
So. Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.
Aaa               6.50        8/15/10        750
849,787
   Spec. Tax Rev., M.B.I.A.
Aaa               7.00        9/01/11      3,500
4,128,355
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A                 6.75        7/01/10      2,250
2,524,545
   Proj. Rev.
A                 6.75        7/01/11      1,195
1,346,825
   Proj. Rev.
A                 6.75        7/01/12      2,935
3,314,847
   Proj. Rev.
A                 6.75        7/01/13      4,000
4,520,200
   Proj. Rev., A.M.B.A.C.
Aaa             Zero          7/01/16      7,925 (e)
2,681,424
   Transmission Proj. Rev. Rfdg., Ser. A, F.G.I.C.
Aaa             Zero          7/01/12      7,080 (e)
3,089,075
Sulphur Springs Union Sch. Dist., Ser. A, M.B.I.A.
Aaa             Zero          9/01/09      2,000
1,029,520
Torrance Redev. Agcy., Rfdg. Tax. Alloc., Downtown
   Redev.
Baa               7.125       9/01/21      1,580
1,674,152
Vacaville Cmnty. Redev. Agcy., Cmnty. Hsg. Fin.
   Multifamily
A-(c)             7.375      11/01/14      1,110
1,180,441
Victor Valley Union High Sch. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/09      2,075
1,068,127
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/15      5,070
1,772,371
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser.
   91
NR                7.75       10/01/06        785
853,311

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Walnut Valley Unified Sch. Dist., M.B.I.A.
Aaa               6.00%       8/01/15   $  1,870        $
2,002,116
Whittier Pub. Fin. Auth. Rev., Whittier Blvd. Redev.
   Proj., Ser. A
NR                7.50        9/01/14        825
853,809

------------
Total long-term investments (cost $138,427,759)
150,410,941
SHORT-TERM INVESTMENT--1.1%
California St. Poll. Ctrl. Fin., Pacific Gas & Elec Co.
   Auth. Rev., Ser. 96-C, F.R.D.D. (cost $1,700,000)
A-1+(c)           3.40        3/03/97      1,700
1,700,000

------------
Total Investments--98.8%
(cost $140,127,759; Note 4)
152,110,941
Other assets in excess of liabilities--1.2%
1,789,324

------------
Net Assets--100%
$153,900,265

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     G.N.M.A.--Government National Mortgage Association.
     M.B.I.A.--Municipal Bond Insurance Association.
     R.I.B.S.--Residual Interest Bearing Securities. S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Pledged as initial margin on financial futures
contracts.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities
(Unaudited)                             CALIFORNIA SERIES
------------------------------------------------------------
--------------------

 Assets
February 28, 1997
Investments, at value (cost
$140,127,759)...............................................
 ..................        $ 152,110,941
Cash........................................................
 ..............................................
167,187
Interest
receivable..................................................
 .....................................            2,094,480
Receivable for Series shares
sold........................................................
 .................               57,291
Other
assets......................................................
 ........................................
3,546

-----------------
   Total
assets......................................................
 .....................................          154,433,445

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................              299,173
Dividends
payable.....................................................
 ....................................               73,076
Accrued expenses and other
liabilities.................................................
 ...................               62,289
Management fee
payable.....................................................
 ...............................               53,539
Distribution fee
payable.....................................................
 .............................               35,561
Deferred trustees'
fees........................................................
 ...........................                5,987
Due to broker-variation
margin......................................................
 ......................                3,555

-----------------
   Total
liabilities.................................................
 .....................................              533,180

-----------------
Net
Assets......................................................
 ..........................................        $
153,900,265

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $     131,982
   Paid-in capital in excess of
par.........................................................
 ..............          144,808,032

-----------------

144,940,014
   Accumulated net realized loss on
investments.................................................
 ..........           (3,022,931)
   Net unrealized appreciation on
investments.................................................
 ............           11,983,182

-----------------
Net assets, February 28,
1997........................................................
 .....................        $ 153,900,265

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($77,087,642 / 6,609,839 shares of beneficial interest
issued and outstanding)......................
$11.66
   Maximum sales charge (3% of offering
price)......................................................
 ......                  .36

-----------------
   Maximum offering price to
public......................................................
 .................               $12.02

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($75,765,248 / 6,498,595 shares of beneficial interest
issued and outstanding)......................
$11.66

-----------------

-----------------
Class C:
   Net asset value, offer price and redemption price per
share
      ($428,728 / 36,773 shares of beneficial interest
issued and outstanding)............................
$11.66

-----------------

-----------------
Class Z:
   Net asset value, offer price and redemption price per
share
      ($618,647 / 53,027 shares of beneficial interest
issued and outstanding)............................
$11.67

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 4,962,224
                                              --------------
---
Expenses
   Management fee..........................          391,547
   Distribution fee--Class A...............           38,377
   Distribution fee--Class B...............          197,734
   Distribution fee--Class C...............            2,125
   Transfer agent's fees and expenses......           41,000
   Registration fees.......................           41,000
   Custodian's fees and expenses...........           38,000
   Reports to shareholders.................           10,000
   Legal fees and expenses.................            8,500
   Audit fees and expenses.................            6,500
   Trustees' fees..........................            4,000
   Miscellaneous...........................            4,545
                                              --------------
---
      Total expenses.......................          783,328
   Less: Management fee waiver.............
(39,155)
      Custodian fee credit.................
(250)
                                              --------------
---
      Net expenses.........................          743,923
                                              --------------
---
Net investment income......................        4,218,301
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................        1,299,114
   Financial futures transactions..........
(52,454)
                                              --------------
---
                                                   1,246,660
                                              --------------
---
Net change in unrealized appreciation
   (depreciation) on:
   Investments.............................        1,980,385
   Financial futures contracts.............
(96,250)
                                              --------------
---
                                                   1,884,135
                                              --------------
---
Net gain on investments....................        3,130,795
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 7,349,096
                                              --------------
---
                                              --------------
---


PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA SERIES
Statement of Changes in Net Assets (Unaudited)

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........    $   4,218,301       $
8,976,244
   Net realized gain on
      investment transactions...        1,246,660
514,615
   Net change in unrealized
      appreciation of
      investments...............        1,884,135
(1,203,327)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................        7,349,096
8,287,532
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................       (2,146,523)
(3,964,257)
      Class B...................       (2,051,861)
(4,997,891)
      Class C...................          (14,015)
(14,096)
      Class Z...................           (5,902)
--
                                  -----------------    -----
----------
                                       (4,218,301)
(8,976,244)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................          (14,903)
--
      Class B...................          (14,710)
--
      Class C...................             (110)
--
      Class Z...................              (68)
--
                                  -----------------    -----
----------
                                          (29,791)
--
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5)
   Net proceeds from shares
      sold......................        3,508,531
15,413,483
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        2,348,680
4,904,100
   Cost of shares reacquired....      (13,666,851)
(33,442,925)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............       (7,809,640)
(13,125,342)
                                  -----------------    -----
----------
Total decrease..................       (4,708,636)
(13,814,054)
Net Assets
Beginning of period.............      158,608,901
172,422,955
                                  -----------------    -----
----------
End of period...................    $ 153,900,265       $
158,608,901
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     8

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940 as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Series (the 'Series')
commenced investment
operations on September 19, 1984. The Series is diversified
and seeks to achieve
its investment objective of obtaining the maximum amount of
income exempt from
federal and California state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees. Short-term
securities which mature in
more than 60 days are valued at current market quotations.
Short-term securities
which mature in 60 days or less are valued at amortized
cost. All securities are
valued as of 4:15 p.m., New York time.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain(loss) on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
realized and unrealized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
                                     -----
                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA SERIES
------------------------------------------------------------
--------------------
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income and increase accumulated net realized loss by
$29,791, due to the sale of
securities purchased with market discount. Net investment
income, net realized
gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, compensation of officers of the Fund, occupancy
and certain clerical
and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $39,155 ($.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Class A, Class
B, Class C and Class
Z shares of the Fund. The Fund compensates PSI for
distributing and servicing
the Fund's Class A, Class B and Class C shares, pursuant to
plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by PSI. The distribution fees are accrued daily and payable monthly. No
distribution or service fees are paid to PSI as distributor
of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that they have received
approximately $11,500 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $71,800 in contingent deferred sales
charges imposed upon
certain redemptions by Class B and Class C shareholders. PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $29,300 for
the services of
PMFS. As of February 28 1997, approximately $4,800 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$15,805,233 and
$22,750,081, respectively.
At February 28, 1997, the Series sold 71 financial futures
contracts on U.S.
Treasury Bonds which expire June 1997. The value at
disposition of such
contracts was $7,828,906. The value of such contracts on
February 28, 1997 was
$7,828,906, thereby resulting in an unrealized of $0.
------------------------------------------------------------
--------------------
                                     -----
                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA SERIES
------------------------------------------------------------
--------------------
The cost of investments for federal income tax purposes at
February 28, 1997 was
$140,137,566 and accordingly, net unrealized appreciation of investments for
federal income tax purposes was $11,973,375 (gross
unrealized
appreciation--$12,485,047; gross unrealized depreciation--
$511,672).
For federal income tax purposes, the Series has a capital
loss carryforward as
of August 31, 1996 of approximately $4,191,500 which expires in 2003. Such
carryforward is after utilization of approximately $691,000
of net taxable gains
realized and recognized during the year ended August 31,
1996. Accordingly, no
capital gains distribution is expected to be paid to
shareholders until net
gains have been realized in excess of such carryforward.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective September 18, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the period ended February 28,
1997 and the fiscal year ended August 31, 1996 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................      56,725    $
658,324
Shares issued in reinvestment of
  dividends and distributions.......     104,013
1,209,149
Shares reacquired...................    (471,976)
(5,490,836)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (311,238)
(3,623,363)
Shares issued upon conversion from
  Class B...........................     548,778
6,345,204
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     237,540    $
2,721,841
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     619,476    $
7,175,954
Shares issued in reinvestment of
  dividends.........................     187,402
2,174,280
Shares reacquired...................  (1,344,223)
(15,617,393)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (537,345)
(6,267,159)
Shares issued upon conversion from
  Class B...........................     958,791
11,102,285
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     421,446    $
4,835,126
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Six months ended February 28, 1997:
Shares sold.........................     188,206    $
2,186,841
Shares issued in reinvestment of
  dividends and distributions.......      96,374
1,119,652
Shares reacquired...................    (688,592)
(7,991,078)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (404,012)
(4,684,585)
Shares reacquired upon conversion
  into
  Class A...........................    (548,614)
(6,345,204)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (952,626)
$(11,029,789)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     667,065    $
7,754,964
Shares issued in reinvestment of
  dividends.........................     234,072
2,717,458
Shares reacquired...................  (1,531,579)
(17,745,722)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (630,442)
(7,273,300)
Shares reacquired upon conversion
  into
  Class A...........................    (958,791)
(11,102,285)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (1,589,233)
$(18,375,585)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----
                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements (Unaudited)  CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................       3,934    $
46,000
Shares issued in reinvestment of
  dividends and distributions.......       1,216
14,128
Shares reacquired...................     (15,855)
(184,937)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................     (10,705)   $
(124,809)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      42,108    $
482,565
Shares issued in reinvestment of
  dividends.........................       1,070
12,362
Shares reacquired...................      (6,937)
(79,810)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      36,241    $
415,117
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
September 18, 1996(a) through
  February 28, 1997:
Shares sold.........................      52,534    $
617,366
Shares issued in reinvestment of
  dividends and distributions.......         493
5,751
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      53,027    $
623,117
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of class Z shares.
------------------------------------------------------------
--------------------
                                     -----

                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)          CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class A
                                         -------------------
----------------------------------------------------
                                          Six Months
                                            Ended
Year Ended August 31,
                                         February 28,     --
----------------------------------------------------
                                             1997
1996        1995        1994        1993        1992
                                         ------------     --
-----     -------     -------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $  11.44       $
11.49     $ 11.30     $ 12.16     $ 11.48     $11.01
                                             ------       --
-----     -------     -------     -------     ------
Income from investment operations
Net investment income................           .32(a)
 .65(a)      .66(a)      .65         .69        .70
Net realized and unrealized gain
   (loss) on investment
   transactions......................           .22
(.05)        .19        (.74)        .68        .47
                                             ------       --
-----     -------     -------     -------     ------
   Total from investment
      operations.....................           .54
 .60         .85        (.09)       1.37       1.17
                                             ------       --
-----     -------     -------     -------     ------
Less distributions
Dividends from net investment
   income............................          (.32)
(.65)       (.66)       (.65)       (.69)      (.70)
Distributions from net realized
   gains.............................        --
--          --           (.12)      --          --
                                             ------       --
-----     -------     -------     -------     ------
   Total distributions...............          (.32)
(.65)       (.66)       (.77)       (.69)      (.70)
                                             ------       --
-----     -------     -------     -------     ------
Net asset value, end of period.......      $  11.66       $
11.44     $ 11.49     $ 11.30     $ 12.16     $11.48
                                             ------       --
-----     -------     -------     -------     ------
                                             ------       --
-----     -------     -------     -------     ------
TOTAL RETURN(b):.....................          4.84%
5.23%       7.90%      (0.80)%     12.30%     10.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $ 77,088
$72,876     $68,403     $12,082     $11,116     $5,388
Average net assets (000).............      $ 77,389
$71,119     $42,617     $11,812     $ 7,728     $4,322
Ratios to average net assets:
   Expenses, including distribution
      fees...........................           .75%(a)/(c)
 .81%(a)     .73%(a)     .73%      .77%       .82%
   Expenses, excluding distribution
      fees...........................           .65%(a)/(c)
 .71%(a)     .63%(a)     .63%      .67%       .72%
   Net investment income.............          5.59%(a)/(c)
5.58%(a)    5.90%(a)    5.57%     5.82%      6.25%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........            10%
26%         44%         69%         43%        53%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)         CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class B
                                        --------------------
-----------------------------------------------------------
                                         Six Months
                                           Ended
Year Ended August 31,
                                        February 28,
-----------------------------------------------------------
                                            1997
1996         1995         1994         1993         1992
                                        ------------
-------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $  11.43
$ 11.49     $  11.29     $  12.15     $  11.48     $  11.01
                                            ------
-------     --------     --------     --------     --------
Income from investment operations
Net investment income................          .30(a)
 .60(a)       .62(a)       .60          .64          .66
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .23
(.06)         .20         (.74)         .67          .47
                                            ------
-------     --------     --------     --------     --------
   Total from investment
      operations.....................          .53
 .54          .82         (.14)        1.31         1.13
                                            ------
-------     --------     --------     --------     --------
Less distributions
Dividends from net investment
   income............................         (.30)
(.60)        (.62)        (.60)        (.64)        (.66)
Distributions from net realized
   gains.............................       --
--           --            (.12)       --           --
                                            ------
-------     --------     --------     --------     --------
   Total distributions...............         (.30)
(.60)        (.62)        (.72)        (.64)        (.66)
                                            ------
-------     --------     --------     --------     --------
Net asset value, end of period.......     $  11.66
$ 11.43     $  11.49     $  11.29     $  12.15     $  11.48
                                            ------
-------     --------     --------     --------     --------
                                            ------
-------     --------     --------     --------     --------
TOTAL RETURN(b):.....................         4.72%
4.73%        7.56%      (1.20)%       11.74%       10.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 75,765
$85,190     $103,891     $184,985     $207,634     $177,861
Average net assets (000).............     $ 79,749
$96,525     $136,275     $201,558     $190,944     $172,495
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.15%(a)/(c)
1.21%(a)     1.13%(a)     1.13%        1.17%        1.22%
   Expenses, excluding distribution
      fees...........................          .65%(a)/(c)
 .71%(a)      .63%(a)      .63%         .67%         .72%
   Net investment income.............         5.19%(a)/(c)
5.18%(a)     5.50%(a)     5.17%        5.44%        5.85%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     14

                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)          CALIFORNIA SERIES
------------------------------------------------------------
--------------------

Class C                                    Class Z
                                         -------------------
------------------------------            -------------

August 1,             September 18,
                                          Six Months
Year Ended August      1994(d)                 1996(f)
                                            Ended
31,             through                 through
                                         February 28,     --
---------------     August 31,            February 28,
                                             1997
1996       1995         1994                   1997
                                         ------------     --
----     ------     ----------            -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................       $11.43
$11.49     $11.29       $11.32                 $ 11.50
                                             -----        --
----     ------        -----                   -----
Income from investment operations
Net investment income................          .29(a)
 .57(a)     .59(a)       .04                     .31(a)
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .23
(.06)       .20         (.03)                    .17
                                             -----        --
----     ------        -----                   -----
   Total from investment
      operations.....................          .52
 .51        .79          .01                     .48
                                             -----        --
----     ------        -----                   -----
Less distributions
Dividends from net investment
   income............................         (.29)
(.57)      (.59)        (.04)                   (.31)
                                             -----        --
----     ------        -----                   -----
   Total distributions...............         (.29)
(.57)      (.59)        (.04)                   (.31)
                                             -----        --
----     ------        -----                   -----
Net asset value, end of period.......       $11.66
$11.43     $11.49       $11.29                 $ 11.67
                                             -----        --
----     ------        -----                   -----
                                             -----        --
----     ------        -----                   -----
TOTAL RETURN(b):.....................         4.59%
4.47%      7.29%         .05%                   4.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......       $  429        $
543     $  129       $  200(e)              $   619
Average net assets (000).............       $  571        $
286     $   76       $  199(e)              $   229
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.40%(a)/(c)
1.46%(a)   1.38%(a)     1.71%(c)                .65%(a)/(c)
   Expenses, excluding distribution
      fees...........................          .65%(a)/(c)
 .71%(a)    .63%(a)      .96%(c)                .65%(a)/(c)
   Net investment income.............         4.94%(a)/(c)
4.93%(a)   5.25%(a)     4.87%(c)               5.69%(a)/(c)

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Figures are actual and not rounded to the nearest
thousand.
(f) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     15

                                      PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Supplemental Proxy Information        CALIFORNIA SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential California Municipal Fund was held on Wednesday, October 30, 1996 at the offices of Prudential Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
141,558,376                0       7,396,038
      Eugene C. Dorsey
141,822,354                0       7,132,060
      Delayne Dedrick Gold
142,273,341                0       6,681,073
      Robert F. Gunia
142,326,036                0       6,628,378
      Harry A. Jacobs, Jr.
142,228,305                0       6,728,109
      Donald D. Lennox
142,296,562                0       6,657,852
      Mendel A. Melzer
142,361,199                0       6,593,215
      Thomas T. Mooney
142,303,595                0       6,650,819
      Thomas H. O'Brien
141,900,620                0       7,053,794
      Richard A. Redeker
142,099,103                0       6,855,311
      Nancy H. Teeters
142,184,510                0       6,769,904
      Louis A. Weil, III
142,270,746                0       6,683,668
(2)   Amendment relating to borrowing capabilities
86,313,260       14,326,090       7,601,456

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                       BULK RATE
Gateway Center Three                         U.S. POSTAGE
100 Mulberry Street                              PAID
Newark, NJ  07102-4077                        Permit 6807
(800) 225-1852                                New York, NY


744313107
744313206    MF116E2
744313701    Cat#642111F
744313883

(ICON)

Prudential
California
Municipal
Fund
------------------------
California Income Series

(PICTURE)

SEMI
ANNUAL
REPORT
Feb. 28, 1997

Lipper California Municipal Funds average. Information is based on the average return of all funds (50) in this category for the five years ended 3/31/97. Lipper does not take into account sales charges.
Class A shares only, inception 12/3/90. The Series' one-year and since inception rankings were 10 out of 99and One out of 43, respectively. Without waiver of managementfees the Series' returns would have been lower.Past performance is not indicative of future results.

(LOGO)

Prudential California Municipal Fund
California Income Series

Class A Shares Rated No. 1
We're pleased to report to you that the Prudential
California Municipal
Fund -- California Income Series was rated the No. 1
California
municipal bond fund out of 50 similar funds tracked by Lipper
Analytical Services for the five-year period ending March
31,
1997. The ranking was for Class A shares (Class B and Class
C
shares were not in existence) and was based upon total return, which did not take into account sales charges that could have changed the rankings. For the six-month reporting period ended
February 28, 1997, your Series continued to provide attractive tax-free yields. Our total returns were also competitive with the average California tax-free municipal bond fund, as measured by Lipper.

Cumulative Total Returns1                               As
of 2/28/97
                        Six              One          Five
Since
                       Months            Year         Years
Inception2
Class A                 5.0% (4.9)4   5.7% (5.5)4   50.0%
(46.0)4   68.0% (62.8)4
Class B                 4.7           5.2  (5.0)4   N/A
19.6  (17.4)4
Class C                 4.6           5.0  (4.8)4   N/A
19.2  (17.4)4
Class Z                 N/A           N/A           N/A
4.0
Lipper CA Muni Avg.3    4.7           4.8           39.9
***

Average Annual Total Returns1
As of 3/31/97
                 One              Five            Since
                 Year             Years         Inception2
Class A       3.2% (3.1)4      7.4% (7.0)4      7.8% (7.4)4
Class B       1.0  (0.9)4      N/A              4.7  (4.4)4
Class C       4.7  (4.6)4      N/A              6.4  (6.1)4

Dividends & Yields                                  As of
2/28/97
                                               Taxable
Equivalent Yield5
          Total Dividends      30-Day                At Tax
Rates Of
          Paid for Six Mos.   SEC Yield             36%
39.6%
Class A       $0.30          5.16% (5.11)4     8.89% (8.80)4
9.42% (9.33)4
Class B       $0.28          4.92  (4.87)4     8.48  (8.39)4
8.98  (8.89)4
Class C       $0.27          4.67  (4.62)4     8.05  (7.96)4
8.52  (8.43)4
Class Z       $0.27          5.42  (5.37)4     9.34  (9.25)4
9.89  (9.80)4

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. All total returns reflect a management fee waiver since inception. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class
A
shares on a quarterly basis, after approximately seven years.
Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year and therefore no average annual total returns are shown.

2Inception dates: 12/3/90 Class A; 12/7/93 Class B; 8/1/94
Class C; and 9/18/96 Class Z.

3The Lipper California Municipal Bond fund average includes
100 funds for six months; 98 funds for one year and 50 funds for five years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 56.1%, which includes 43 funds; for Class B is 14.6% for 66 funds and Class C is 18.5% for 78 funds.

How Investments Compared.
  (As of 2/28/97)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series looks to invest primarily in long-term municipal bonds that offer the maximum amount of income that is exempt from California state and federal income taxes, while still attempting to preserve capital. Certain shareholders however, may be subject to the federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

High Yields.
The Series may invest up to 30% of its total assets in high yield municipal bonds, which are rated below investment grade.
These bonds, also known as junk bonds, generally offer higher income than investment grade bonds, but also pose greater credit risk. These bonds comprised about 25% of the Series' assets as of February 28, 1997, compared with 27% of the Series' assets on August 31, 1996.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of 1996, bond prices rallied. Municipal bond interest rates were 6.01% on October 24 and gradually declined to 5.80% in November, according to the Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%.
Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration, in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened Series' duration even more. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates. It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years. The Federal Reserve explained it was acting to quell Oinflationary imbalancesO that could undermine the country's six-year economic expansion.

      Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 2/28/97.
         (PIE CHART)

What Went Well.
Going The Extra
Mile For You.

Thorough credit research is essential for a municipal bond mutual fund. Two years ago we bought San Bernardino County bonds to fund construction of the San Bernardino Medical Center. The yields were very attractive. Unfortunately, the project soon ran into difficulties and Moody's downgraded the county's credit rating from A to Baa1. While other investors sold, we went the extra mile for you and looked deeper into the situation. We researched the bond again and visited the project to get the whole story.
We decided that the difficulties would only be temporary and the project was sound. We were right. Today, San Bernardino Medical Center bonds are insured and have been upgraded to AAA. By holding onto these bonds when others did not, we earned a good yield and were later able to sell some at a profit for you.

Five Largest
Issuers.

6.4%   Orange County Local
       Transportation Authority
5.3%   Southern California
       Power Authority
4.9%   San Bernardino County
       Medical Center
2.9%   Chula Vista
       Redevelopment Agency
2.5%   Torrance Redevelopment
       Agency

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.
Market Concerns.
The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities are receiving more revenue -- thanks to stronger local economies -- and thus are less inclined to market new bonds. Unfortunately, that also means fewer investment opportunities for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means fewer uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too do the opportunities for your Series to purchase bonds that could further enhance yield.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
       (PIE CHART)

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997.
Will there be more increases in short-term interest rates?
Probably.
Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average California tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

President's Letter                           April 10, 1997
(PICTURE)
                         We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most
U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-- We're On Your Side. Your Prudential Securities Financial Advisor or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--96.5%
------------------------------------------------------------
------------------------------------------------------------
------
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero         9/01/09    $ 1,200     $
617,712
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero         9/01/11      1,875
849,750
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero          9/01/12      2,045
865,751
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero          9/01/13      1,205
478,783
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero          9/01/18      1,940
561,649
Assoc. of Bay Area Govt's. Fin. Auth., Cert. of Part.,
   Channing House, Ser. A
A+(c)             7.125%      1/01/21      1,500
1,614,075
Brea Pub. Fin. Auth. Rev., Tax Alloc. Redev. Proj., Ser. C
NR                8.10        3/01/21      3,000
3,195,930
Buena Park Cmnty. Redev. Agcy., Cent. Bus. Dist. Proj.
NR                7.80        9/01/14      3,325
3,502,821
California St. Dept. Wtr. Res. Rev., Central Valley Proj.,
   Ser. J
Aa                7.00       12/01/12      1,000
1,183,540
California St. Edl. Facs. Auth. Rev., Chapman College
Baa1              7.50        1/01/18        600 (f)
669,084
California St. Gen. Oblig., A.M.B.A.C.
Aaa               6.50        9/01/10      1,250
1,411,488
California Statewide Cmnty. Dev. Rev., Cert. of Part.,
   Villaview Cmnty. Hosp.
A+(c)             7.00        9/01/09        955
1,038,448
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist.
NR                7.375       9/02/22      2,415
2,554,684
Chula Vista Cmnty. Redev. Agcy.,
   Ref. Tax Alloc. Sr. Bayfront, Ser. A
BBB+(c)           7.625       9/01/24      2,500
2,810,350
   Ref. Tax Alloc. Sub. Bayfront, Ser. C
NR                8.25        5/01/24      2,500
2,783,100
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist. No. 91-1
NR                8.125       8/01/16      1,520
1,615,684
Corona Cert. of Part., Vista Hosp. Sys. Inc., Ser. C
NR                8.375       7/01/11      2,000
2,197,900
Delano Cert. of Part., Regl. Med. Ctr., Ser. 92A
NR                9.25        1/01/22      2,890
3,243,534
Desert Hosp. Dist., Cert. of Part.
AAA(c)            8.10        7/01/20      2,000 (f)
2,276,000
East Palo Alto San. Dist., Cert. of Part.
NR                8.25       10/01/15        500
538,360
El Dorado Cnty., Spec. Tax, Cmnty. Facs. Dist. No. 92-1
NR                8.25        9/01/24      1,990
2,212,661
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev. Proj.,
   Ser. A
NR                7.90        8/01/21      2,500 (f)
2,891,875
Folsom Spec. Tax, Cmnty. Facs. Dist. No. 2
NR                7.70       12/01/19      3,130
3,273,855
Fontana Pub. Fin. Auth., N. Fontana Tax Alloc. Rev.
NR                7.65       12/01/09      1,575 (f)
1,816,589
Fontana Spec. Tax. Cmnty. Facs. Dist. No. 2, Ser. B
NR                8.50        9/01/17      3,595
3,777,338
Foothill/Eastern Trans. Corr. Agcy., Toll Rd., Ser. A
Baa             Zero          1/01/20     10,000
2,387,500
Gateway Impv. Auth. Rev., Marin City Cmnty. Facs. Dist.-A
NR                7.75        9/01/25      2,100
2,254,581
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev.
BBB+(c)           7.20       10/01/14      1,275
1,389,100
La Quinta Redev. Agcy.,
   Tax Alloc., M.B.I.A.
Aaa               7.30        9/01/10      1,000
1,203,280
   Tax Alloc., M.B.I.A.
Aaa               7.30        9/01/11      1,000
1,207,730

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Long Beach Redev. Agcy. Hsg.,
   Multifamily Hsg. Rev., Pacific Court Apts.
NR                6.80%       9/01/13   $  1,000 (g) $
650,000
   Multifamily Hsg. Rev., Pacific Court Apts.
NR                6.95        9/01/23      1,500 (g)
975,000
Los Angeles Cmnty. Facs. Dist., No. 5, Spec. Tax
NR                7.25        9/01/19      1,500
1,584,300
Los Angeles Dept. of Wtr. & Pwr., Waterworks Rev.
Aa                4.50        5/15/23      1,900
1,542,857
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.
BBB-(c)           6.50        6/01/21      1,500
1,540,470
Met. Wtr. Dist. of Southern California,
   Waterworks Rev., Linked S.A.V.R.S. & R.I.B.S.
Aa                5.75        8/10/18      1,000
1,019,890
Mojave Desert & Mtn. Solid Waste Joint Pwrs. Auth. Proj.
   Rev.
Baa1              7.875       6/01/20      1,175
1,301,877
Ontario California Impvt. Bond Act of 1915, Assmt. Dist.
   100C - Com. CTR. III
NR                8.00        9/02/11      1,380
1,433,489
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev.,
   No. 87-4, Foothill Ranch, Ser. A
NR                7.375       8/15/18      3,500 (f)
4,046,700
   No. 87-5B, Rancho Santa Margarita
NR                7.50        8/15/17      1,750 (f)
2,028,285
   No. 88-1, Aliso Viejo, Ser. A
AAA(c)            7.15        8/15/06        805 (f)
926,877
Orange Cnty. Loc. Trans. Auth.,
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S.
Aa                6.20        2/14/11      1,500
1,608,690
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S.,
      A.M.B.A.C.
Aaa               6.20        2/14/11     10,000
10,857,300
Perris Sch. Dist., Cert. of Part., Cap. Proj.
NR                7.75(d)     3/01/21      1,500 (f)
1,712,775
Placentia Pub. Fin. Auth., Tax Rev., Ser. B
NR                6.60        9/01/15      1,500
1,490,490
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. Q
AAA(c)            7.75        7/01/10      2,100  e)(f)
2,373,609
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth.
   Facs., Ser. J
Baa1            Zero          7/01/06      1,605
1,014,617
Redding Elec. Sys. Rev., Cert. of Part., Linked S.A.V.R.S.
   & R.I.B.S., M.B.I.A.
Aaa               6.368       7/01/22      3,750
4,141,837
Richmond Redev. Agcy. Rev., Multifamily Bridge Affordable
   Hsg.
NR                7.50        9/01/23      2,500
2,427,350
Riverside Cnty. Cert. of Part., Air Force Vlg. West
NR                8.125       6/15/20      3,000
3,215,970
Riverside Cnty. Impvt. Bond Act 1915, Assmt. Dist. 159,
   Ser. A
NR                7.625       9/02/14      2,500
2,582,250
Rocklin Stanford Ranch Cmnty. No.3, Facs. Dist., Spec. Tax
NR                8.10       11/01/15      1,000 (f)
1,144,110
Rocklin Unified Sch. Dist., Gen. Oblig.,
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa             Zero          8/01/12      1,110
472,094
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa             Zero          8/01/13      1,165
465,045
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa             Zero          8/01/14      1,220
456,634
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa             Zero          8/01/15      1,285
451,343
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa             Zero          8/01/16      1,400
459,704
Roseville Jt. Union H.S. Dist., Ser. B, F.G.I.C.
Aaa             Zero          6/01/20      9,000
2,294,730
Sacramento City. Fin. Auth.,
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.
Aaa             Zero         11/01/16      5,700
1,844,292
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.
Aaa             Zero         11/01/17      5,695
1,739,310

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Elliot Ranch
NR                8.20%       8/01/21   $  2,000     $
2,087,200
   Dist. No. 1, Laguna Creek Ranch
NR                8.25       12/01/20      1,000
1,070,330
Sacramento Spec. Purpose Fac., Y.M.C.A. of Sacramento
NR                7.25       12/01/18      2,200
2,281,268
San Bernardino Cnty., Cert. of Part.,
   Med. Ctr. Fin. Proj., M.B.I.A.
Aaa               5.50        8/01/22      4,540
4,496,825
   Med. Ctr. Fin. Proj., M.B.I.A.
Aaa               5.50        8/01/24      5,250
5,034,802
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1, Ser. B
NR                7.10        9/01/20      2,000
2,073,380
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev.
A               Zero          7/01/06      1,500
922,680
   Redev. Agcy., Lease Rev.
A               Zero          7/01/07      2,250
1,299,397
San Joaquin Hills Trans. Corridor Agcy.,
   Toll Road Rev.
NR              Zero          1/01/11      2,000
800,060
   Toll Road Rev.
NR              Zero          1/01/22     15,000
3,205,200
San Jose Redev. Proj., M.B.I.A.
Aaa               6.00        8/01/15      3,000
3,211,950
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. Ser. A, M.B.I.A.
Aaa               7.25        8/01/09        905
1,082,869
   Impvt. Dists. Ser. B, M.B.I.A.
Aaa               7.25        8/01/14      1,000
1,209,070
South Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., Ser. C, F.G.I.C.
Aaa               6.50        8/15/10        750
849,787
   Spec. Tax Rev., M.B.I.A.
Aaa               7.00        9/01/10      2,535
2,981,997
South San Francisco Redev. Agcy., Tax Alloc., Gateway
   Redev. Proj.
NR                7.60        9/01/18      2,375
2,523,912
South Tahoe Joint Pwrs. Fin. Ser. A, B.A.N.
NR                8.00       10/01/01      2,500
2,552,775
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A                 6.75        7/01/10      6,250
7,012,625
   Proj. Rev.
A                 6.75        7/01/13      3,000
3,390,150
   Proj. Rev., A.M.B.A.C.
Aaa             Zero          7/01/16      8,400
2,842,140
Sulphur Springs Unified Sch. Dist., Ser. A, M.B.I.A.
Aaa             Zero          9/01/11      3,000
1,359,600
Temecula Valley Unified Sch. Dist., Cmnty. Facs., Spec.
   Tax Dist. No. 89-1
NR                8.60        9/01/17      2,600
2,706,314
Torrance Redev. Agcy.,
   Tax Alloc. Downtown Redev.
Baa               7.125       9/01/22      2,105
2,230,437
   Tax Alloc. Ind. Redev. Proj.
NR                7.75        9/01/13      2,500
2,622,125
Vacaville Cmnty. Redev. Agcy., Multifamily Hsg. Rev.
A-(c)             7.375      11/01/14      1,110
1,180,441
Victor Valley,
   Union H.S. Dist., M.B.I.A
Aaa             Zero          9/01/17      4,500
1,387,530
   Union H.S. Dist., M.B.I.A.
Aaa             Zero          9/01/19      5,450
1,485,234
   Union H.S. Dist., M.B.I.A.
Aaa             Zero          9/01/20      5,850
1,503,391

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                              CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Virgin Islands Pub. Fin. Auth. Rev., Hwy. Trans. Trust
   Fund
BBB(c)            7.70%      10/01/04   $  1,000     $
1,080,110
Virgin Islands Territory, Hugo Ins. Claims Fund Proj.,
   Ser. 91
NR                7.75       10/01/06      1,015
1,103,325
West Contra Costa Unified Sch. Dist., Cert. of Part.
Ba1               6.875       1/01/09      1,140
1,217,987
West Sacramento Impvt. Bond Act of 1915, Lighthouse Marina
   Assmt. Dist. 90-1
NR                8.50        9/02/17      2,500
2,565,525
Westminster Redev. Agcy., Tax Allocation Rev., Orange
   County, Proj. No. 1, Ser. A
Baa               7.30        8/01/21      3,000
3,241,800

------------
Total long-term investments (cost $175,359,467)
188,837,283

------------
SHORT-TERM INVESTMENT--1.0%
California Poll. Ctrl. Fin. Auth. Rev., Shell Oil Co.
   Proj., Ser. 94, F.R.D.D.
VMIG1            3.40         3/03/97      1,900
1,900,000

------------
Total short-term investment (cost $1,900,000)
Total Investments--97.5%
(cost $177,259,467; Note 4)
190,737,283
Other assets in excess of liabilities--2.5%
4,998,226

------------
Net Assets--100%
$195,735,509

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b)
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities. S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) For purposes of amortized cost valuation, the maturity
date of such
    securities is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(e) Pledged as initial margin on financial futures
contracts.
(f) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
(g) Issuer in default of interest payment.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities
(Unaudited)                               CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997

-----------------
Investments, at value (cost
$177,259,467)...............................................
 .................        $ 190,737,283
Interest
receivable..................................................
 ....................................            3,449,527
Receivable for investments
sold........................................................
 ..................            1,825,150
Receivable for Series shares
sold........................................................
 ................              725,814
Other
assets......................................................
 .......................................                4,286

-----------------
   Total
assets......................................................
 ....................................          196,742,060

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              405,669
Bank
overdraft...................................................
 ........................................
256,200
Accrued
expenses....................................................
 .....................................              140,052
Dividends
payable.....................................................
 ...................................               99,179
Management fee
payable.....................................................
 ..............................               67,624
Distribution fee
payable.....................................................
 ............................               27,980
Deferred trustees'
fees........................................................
 ..........................                5,987
Due to broker - variation
margin......................................................
 ...................                3,860

-----------------
   Total
liabilities.................................................
 ....................................            1,006,551

-----------------
Net
Assets......................................................
 .........................................        $
195,735,509

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........        $     185,827
   Paid-in capital in excess of
par.........................................................
 .............          184,515,806

-----------------

184,701,633
   Accumulated net realized loss on
investments.................................................
 .........           (2,443,940)
   Net unrealized appreciation on
investments.................................................
 ...........           13,477,816

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 195,735,509

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($150,499,599 / 14,288,228 shares of beneficial
interest issued and outstanding)...................
$10.53
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .33
   Maximum offering price to
public......................................................
 ................               $10.86
Class B:
   Net asset value, offering price and redemption price per
share
      ($41,112,085 / 3,902,969 shares of beneficial interest
issued and outstanding).....................
$10.53
Class C:
   Net asset value, offering price and redemption price per
share
      ($2,860,049 / 271,488 shares of beneficial interest
issued and outstanding)........................
$10.53
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,263,776 / 120,037 shares of beneficial interest
issued and outstanding)........................
$10.53

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 6,314,226
                                              --------------
---
Expenses
   Management fee..........................          484,016
   Distribution fee--Class A...............           75,991
   Distribution fee--Class B...............           95,466
   Distribution fee--Class C...............           11,712
   Custodian's fees and expenses...........           47,000
   Reports to shareholders.................           45,000
   Transfer agent's fees and expenses......           28,000
   Registration fees.......................           25,000
   Legal fees and expenses.................            8,000
   Audit fees and expenses.................            6,500
   Trustees' fees..........................            4,000
   Miscellaneous...........................            5,614
                                              --------------
---
      Total expenses.......................          836,299
   Less: Management fee waiver.............
(48,402)
       Custodian fee credit................
(238)
                                              --------------
---
      Net expenses.........................          787,659
                                              --------------
---
Net investment income......................        5,526,567
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................        1,875,511
   Financial futures transactions..........
(279,940)
                                              --------------
---
                                                   1,595,571
                                              --------------
---
Net change in unrealized appreciation on:
   Investments.............................        2,336,213
   Financial futures contracts.............
(125,625)
                                              --------------
---
                                                   2,210,588
                                              --------------
---
Net gain on investments....................        3,806,159
                                              --------------
---
Net Increase in Net Assets Resulting
from Operations............................      $ 9,332,726
                                              --------------
---
                                              --------------
---

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Changes in Net Assets (Unaudited)

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........    $   5,526,567       $
11,714,829
   Net realized gain on
      investment transactions...        1,595,571
575,926
   Net change in unrealized
      appreciation of
      investments...............        2,210,588
347,033
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................        9,332,726
12,637,788
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................       (4,404,830)
(9,710,835)
      Class B...................       (1,031,707)
(1,827,016)
      Class C...................          (80,232)
(176,978)
      Class Z...................           (9,798)
--
                                  -----------------    -----
----------
                                       (5,526,567)
(11,714,829)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................          (14,563)
--
      Class B...................           (3,730)
--
      Class C...................             (308)
--
      Class Z...................              (19)
--
                                  -----------------    -----
----------
                                          (18,620)
--
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................       16,081,337
30,762,482
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........        2,639,097
5,331,430
   Cost of shares reacquired....      (19,260,917)
(39,437,718)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............         (540,483)
(3,343,806)
                                  -----------------    -----
----------
Total increase (decrease).......        3,247,056
(2,420,847)
Net Assets
Beginning of period.............      192,488,453
194,909,300
                                  -----------------    -----
----------
End of period...................    $ 195,735,509       $
192,488,453
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     8

Notes to Financial Statements          PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                            CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Income Series (the
'Series') commenced
investment operations on December 3, 1990. The Series is
diversified and seeks
to achieve its investment objective of obtaining the maximum amount of income
exempt from federal and California state income taxes with
the minimum of risk.
The Series will invest primarily in investment grade
municipal obligations but
may also invest a portion of its assets in lower-quality
municipal obligations
or in non-rated securities which are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund and the Series in preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees. Short-term
securities which mature in
more than 60 days are valued at current market quotations.
Short-term securities
which mature in 60 days or less are valued at amortized
cost. All securities are
valued as of 4:15 p.m., New York time.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as an
unrealized gain or loss.
When the contract expires or is closed, the gain or loss is
realized and is
presented in the statement of operations as net realized
gain (loss) on
financial futures contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income and increase accumulated net realized loss by
$18,620, due to the sale of
securities purchased with market discount. Net investment
income, net realized
gains and net assets were not affected by this change. Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
------------------------------------------------------------
--------------------
                                     -----
                                       9

Notes to Financial Statements          PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                            CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $48,402 ($.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by PSI. The distribution fees are accrued daily and payable monthly. No
distribution or service fees are paid to PSI as distributor
of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI advised the Series that it has received approximately
$89,000 in front-end
sales charges resulting from sales of Class A shares during
the six months ended
February 28, 1997. From these fees, PSI paid such sales
charges to affiliated
broker-dealers, which in turn paid commissions to sales
persons and incurred
other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $29,000 and $2,000 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $22,400 for
the services of
PMFS. As of February 28, 1997, approximately $3,700 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
                                     -----
                                       10

Notes to Financial Statements          PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                            CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$12,467,496 and
$16,231,856 respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997 was substantially the same as for financial statement
reporting purposes
and accordingly, net unrealized appreciation on investments
for federal income
tax purposes was $13,477,816 (gross unrealized appreciation-
-$14,622,937; gross
unrealized depreciation--$1,145,121).
At February 28, 1997, the Series sold 92 financial futures
contracts on
U. S. Treasury Bonds which expire in March 1997. The value
at sale of such
contracts was $10,144,125. The value of such contracts on
February 28, 1997 was
$10,144,125, thereby not resulting in an unrealized gain or
loss.
For federal income tax purposes, the Series had a capital
loss carryforward at
August 31, 1996, of approximately $3,727,700 of which
$2,752,000 expires in 2003
and $975,700 expires in 2004. Accordingly, no capital gains
distributions are
expected to be paid to shareholders until net gains have
been realized in excess
of such amount.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective September 18, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and fiscal year ended August 31, 1996 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1997:
Shares sold........................      739,888    $
7,754,337
Shares issued in reinvestment of
  dividends
  and distributions................      200,677
2,106,983
Shares reacquired..................   (1,515,673)
(15,900,515)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (575,108)
(6,039,195)
Shares issued upon conversion from
  Class B..........................       28,946
302,531
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (546,162)   $
(5,736,664)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................    1,469,282    $
15,353,903
Shares issued in reinvestment of
  dividends........................      423,903
4,418,412
Shares reacquired..................   (3,013,190)
(31,387,129)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................   (1,120,005)
(11,614,814)
Shares issued upon conversion from
  Class B..........................       43,624
462,855
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (1,076,381)
$(11,151,959)
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended February 28, 1997:
Shares sold........................      641,295    $
6,725,823
Shares issued in reinvestment of
  dividends
  and distributions................       45,483
477,561
Shares reacquired..................     (238,117)
(2,495,406)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      448,661
4,707,978
Shares reacquired upon conversion
  into Class A.....................      (28,946)
(302,531)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      419,715    $
4,405,447
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................    1,249,539    $
13,048,395
Shares issued in reinvestment of
  dividends........................       76,710
799,113
Shares reacquired..................     (582,678)
(6,087,873)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      743,571
7,759,635
Shares reacquired upon conversion
  into Class A.....................      (43,624)
(462,855)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      699,947    $
7,296,780
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----

Notes to Financial Statements          PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
(Unaudited)                            CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1997:
Shares sold........................       23,453    $
245,322
Shares issued in reinvestment of
  dividends
  and distributions................        4,312
45,282
Shares reacquired..................      (72,755)
(764,407)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................      (44,990)   $
(473,803)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................      224,426    $
2,360,184
Shares issued in reinvestment of
  dividends........................       10,915
113,905
Shares reacquired..................     (187,555)
(1,962,716)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       47,786    $
511,373
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
September 18, 1996(a) through
  February 28, 1997:
Shares sold........................      128,698    $
1,355,855
Shares issued in reinvestment of
  dividends and distributions......          880
9,271
Shares reacquired..................       (9,541)
(100,589)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      120,037    $
1,264,537
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                     -----

                                       PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Financial Highlights (Unaudited)       CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class A
                                               -------------
------------------------------------------------------------
----
                                                Six Months
                                                  Ended
Year Ended August 31,
                                               February 28,
------------------------------------------------------------
                                                   1997
1996         1995         1994         1993         1992
                                               ------------
--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......      $  10.33
$  10.28     $  10.19     $  10.68     $  10.08     $   9.76
                                               ------------
--------     --------     --------     --------     --------
Income from investment operations
Net investment income(a)...................           .30
 .63          .65          .65          .67          .69
Net realized and unrealized gain (loss) on
   investment transactions.................           .20
 .05          .09         (.39)         .65          .35
                                               ------------
--------     --------     --------     --------     --------
   Total from investment operations........           .50
 .68          .74          .26         1.32         1.04
                                               ------------
--------     --------     --------     --------     --------
Less distributions
Dividends from net investment income.......          (.30)
(.63)        (.65)        (.65)        (.67)        (.69)
Distributions from net realized gains......            --
--           --         (.10)        (.05)        (.03)
                                               ------------
--------     --------     --------     --------     --------
   Total distributions.....................          (.30)
(.63)        (.65)        (.75)        (.72)        (.72)
                                               ------------
--------     --------     --------     --------     --------
Net asset value, end of period.............      $  10.53
$  10.33     $  10.28     $  10.19     $  10.68     $  10.08
                                               ------------
--------     --------     --------     --------     --------
                                               ------------
--------     --------     --------     --------     --------
TOTAL RETURN(b):...........................          4.95%
6.67%        7.67%        2.55%       13.67%       11.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............      $150,500
$153,236     $163,538     $183,742     $200,899     $141,101
Average net assets (000)...................      $153,241
$161,420     $165,500     $195,610     $165,895     $102,227
Ratios to average net assets(a):
   Expenses, including distribution fees...
 .72%(c)        .50%         .40%         .35%         .20%
 .10%
   Expenses, excluding distribution fees...
 .62%(c)        .40%         .30%         .25%         .10%
 .04%
   Net investment income...................
5.80%(c)       6.01%        6.49%        6.25%        6.52%
6.91%
For Class A, B, C and Z shares:
   Portfolio turnover......................             7%
22%          39%          46%          34%          69%
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......
Income from investment operations
Net investment income(a)...................
Net realized and unrealized gain (loss) on
   investment transactions.................
   Total from investment operations........
Less distributions
Dividends from net investment income.......
Distributions from net realized gains......
   Total distributions.....................
Net asset value, end of period.............
TOTAL RETURN(b):...........................
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
Average net assets (000)...................
Ratios to average net assets(a):
   Expenses, including distribution fees...
   Expenses, excluding distribution fees...
   Net investment income...................
For Class A, B, C and Z shares:
   Portfolio turnover......................

---------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                     PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Financial Highlights (Unaudited)     CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class B
                                               -------------
---------------------------------------------

December 7,
                                                Six Months
1993(d)
                                                  Ended
Year Ended     Year Ended       Through
                                               February 28,
August 31,     August 31,     August 31,
                                                   1997
1996           1995           1994
                                               ------------
----------     ----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......      $  10.33
$  10.28       $  10.19        $ 10.61
                                               ------------
----------     ----------     -----------
Income from investment operations
Net investment income(a)...................           .28
 .59            .61            .44
Net realized and unrealized gain (loss) on
   investment transactions.................           .20
 .05            .09           (.42)
                                               ------------
----------     ----------     -----------
   Total from investment operations........           .48
 .64            .70            .02
                                               ------------
----------     ----------     -----------
Less distributions
Dividends from net investment income.......          (.28)
(.59)          (.61)          (.44)
                                               ------------
----------     ----------     -----------
Net asset value, end of period.............      $  10.53
$  10.33       $  10.28        $ 10.19
                                               ------------
----------     ----------     -----------
                                               ------------
----------     ----------     -----------
TOTAL RETURN(b):...........................          4.74%
6.25%          7.24%          (.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............      $ 41,112
$ 35,983       $ 28,609        $18,931
Average net assets (000)...................      $ 38,503
$ 32,555       $ 23,722        $ 6,814
Ratios to average net assets(a):
   Expenses, including distribution fees...
1.12%(c)         .90%           .80%          1.11%(c)
   Expenses, excluding distribution fees...
 .62%(c)         .40%           .30%           .43%(c)
   Net investment income...................
5.40%(c)        5.61%          6.09%          8.15%(c)

---------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class B shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     14

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)           CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class C                                 Class Z
                                               -------------
--------------------------------------------     -----------
--

August 1,      September 18,
                                                Six Months
1994(d)          1996(e)
                                                  Ended
Year Ended     Year Ended      Through          Through
                                               February 28,
August 31,     August 31,     August 31,     February 28,
                                                   1997
1996           1995           1994            1997
                                               ------------
----------        -----          -----       -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......      $  10.33
$  10.28        $10.19         $10.18         $   10.38
                                               ------------
----------        -----          -----       -------------
Income from investment operations
Net investment income(a)...................           .27
 .56           .58            .05               .27
Net realized and unrealized gain (loss) on
   investment transactions.................           .20
 .05           .09            .01               .15
                                               ------------
----------        -----          -----       -------------
   Total from investment operations........           .47
 .61           .67            .06               .42
                                               ------------
----------        -----          -----       -------------
Less distributions
Dividends from net investment income.......          (.27)
(.56)         (.58)          (.05)             (.27)
                                               ------------
----------        -----          -----       -------------
Net asset value, end of period.............      $  10.53
$  10.33        $10.28         $10.19         $   10.53
                                               ------------
----------        -----          -----       -------------
                                               ------------
----------        -----          -----       -------------
TOTAL RETURN(b):...........................          4.61%
5.99%         6.98%           .47%             4.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............      $  2,860
$  3,269        $2,762         $1,054         $   1,264
Average net assets (000)...................      $  3,149
$  3,300        $1,751         $  353         $     353
Ratios to average net assets(a):
   Expenses, including distribution fees...
1.37%(c)        1.15%         1.05%          1.12%(c)
 .62%(c)
   Expenses, excluding distribution fees...
 .62%(c)         .40%          .30%           .37%(c)
 .62%(c)
   Net investment income...................
5.15%(c)        5.36%         5.84%          6.25%(c)
5.90%(c)

---------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     15

                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Supplemental Proxy Information            CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential California Municipal Fund was held on Wednesday, October 30, 1996 at the offices of Prudential Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
141,558,376                0       7,396,038
      Eugene C. Dorsey
141,822,354                0       7,132,060
      Delayne Dedrick Gold
142,273,341                0       6,681,073
      Robert F. Gunia
142,326,036                0       6,628,378
      Harry A. Jacobs, Jr.
142,228,305                0       6,728,109
      Donald D. Lennox
142,296,562                0       6,657,852
      Mendel A. Melzer
142,361,199                0       6,593,215
      Thomas T. Mooney
142,303,595                0       6,650,819
      Thomas H. O'Brien
141,900,620                0       7,053,794
      Richard A. Redeker
142,099,103                0       6,855,311
      Nancy H. Teeters
142,184,510                0       6,769,904
      Louis A. Weil, III
142,270,746                0       6,683,668
(2)   Amendment relating to borrowing capabilities
86,313,260       14,326,090       7,601,456

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1997
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                        BULK RATE
Gateway Center Three                          U.S. POSTAGE
100 Mulberry Street                               PAID
Newark, NJ  07102-4077                        Permit 6807
(800) 225-1852                                New York, NY


744313305
744313404   MF146E2
744313800   Cat#4443517
744313875